STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
ACCOUNTING POLICIES
FUNCTIONAL AND PRESENTATION CURRENCY

FUNCTIONAL CURRENCY AND FOREIGN CURRENCY

The consolidated financial statements are presented in Reais, which is the functional currency of the Company, its subsidiaries and joint ventures in Brazil, because it is the currency of the primary economic environment in which they operate, consume, and generate resources. The main functional currencies of the subsidiaries located outside Brazil are the US Dollar, the Euro or the Pound Sterling. Unless otherwise specified, all balances have been rounded to the nearest thousand.

Monetary assets and liabilities denominated and calculated in foreign currencies at the financial position date are converted into the functional currency using the current foreign exchange rate. Non-monetary assets and liabilities measured at fair value in a foreign currency are converted into the functional currency using the foreign exchange rate in effect on the date the fair value was determined. Foreign currency differences resulting from conversions are generally accounted for in profit or loss.Non-monetary items measured in a foreign currency based on historical cost are converted at the foreign exchange rate on the transaction date.

Assets and liabilities arising from international operations, including goodwill and fair value adjustments resulting from the acquisition, are converted into Reais at the financial position date using the foreign exchange rates in effect at the time. Income and expenses from international operations are converted into Reais using the foreign exchange rates in effect on the dates of the transactions.

Foreign currency differences from non-monetary assets and liabilities are recognized and presented in other comprehensive income in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such control, loss or significant influence is lost, the amount accumulated in the translation reserve related to that foreign operation is reclassified to financial result as part of the gain or loss on disposal.

The following table presents the foreign exchange rate, expressed in Reais for the years indicated, as informed by the Central Bank of Brazil (“BACEN”):

Currency	12/31/2024	12/31/2023	12/31/2022
Dollar (U.S.$)	BRL 6.19	BRL 4.84	BRL 5.22
Pound Sterling (£)	BRL 7.76	BRL 6.16	BRL 6.28
Euro (€)	BRL 6.44	BRL 5.35	BRL 5.57
Yen (¥)	BRL 0.04	BRL 0.03	BRL 0.04

USE OF JUDGMENTS AND ESTIMATES

USE OF JUDGMENTS AND ESTIMATES

In preparing these financial statements, Management used judgments and estimates that affect the application of the Cosan Group's accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Underlying estimates and assumptions are continually reviewed and recognized prospectively, when applicable. Information on critical judgments, assumptions and estimates of uncertainties in the application of accounting policies that have a more significant effect on the amounts recognized in the financial statements are included in the following notes:

  Note 5 – Financial assets and liabilities
  Note 5.5 – Leases
  Note 5.7 – Trade receivables
  Note 5.10 – Sectorial financial assets and liabilities
  Note 5.11 – Fair value measurements
  Note 9.2 – Acquisition of subsidiaries
  Note 9.4 (b) – Impairment – Recoverability test of investment in Vale
  Note 10 – Investments in joint venture
  Notes 11.1 and 11.2 – Fixed assets, intangible assets and goodwill
  Notes 11.5 – Investment properties
  Note 12 – Commitments
  Note 15 – Income tax and social contribution
  Note 16 – Provision for legal proceedings and judicial deposits
  Note 23 – Post-employment benefits
  Note 24 – Share-based payment